REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES
Schedule of revenues

						Consolidated
2019	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	27,907	—	—	112	—	28,019
Fixed lines	—	1,565	1,148	175	—	2,888
Total telephone revenues	27,907	1,565	1,148	287	—	30,907
Interconnection revenues	580	—	—	5,710	—	6,290
Data, internet, and information technology service revenues
Cellular data and internet	52,858	—	—	—	—	52,858
Internet, data communication, and information technology services	—	17	7,715	1,340	—	9,072
SMS	6,555	—	399	—	—	6,954
Others	—	—	558	386	85	1,029
Total data, internet, and information technology service revenues	59,413	17	8,672	1,726	85	69,913
Network revenues	4	1	897	943	—	1,845
Indihome revenues	—	16,083	2,242	—	—	18,325
Other services
Manage service and terminal	—	—	1,671	1	—	1,672
Sales of peripherals	—	—	1,109	—	—	1,109
Call center service	—	—	650	149	—	799
E-payment	—	—	453	—	113	566
E-health	—	—	523	—	—	523
Others	—	67	1,288	581	433	2,369
Total other services	—	67	5,694	731	546	7,038
Total revenues from contract with customer	87,904	17,733	18,653	9,397	631	134,318
Revenues from lessor transactions	—	—	—	1,239	—	1,239
Total revenues	87,904	17,733	18,653	10,636	631	135,557
Adjustments and eliminations	(7)	(27)	48	(27)	(434)
Total external revenues as reported in note operating segment	87,897	17,706	18,701	10,609	197

						Consolidated
2020	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	19,427	—	—	83	—	19,510
Fixed lines	—	1,072	838	190	—	2,100
Total telephone revenues	19,427	1,072	838	273	—	21,610
Interconnection revenues	410	—	—	7,276	—	7,686
Data, internet, and information technology service revenues
Cellular data and internet	59,502	—	—	—	—	59,502
Internet, data communication, and information technology services	—	13	8,066	1,665	—	9,744
SMS	4,377	—	440	—	—	4,817
Others	—	42	939	632	140	1,753
Total data, internet, and information technology service revenues	63,879	55	9,445	2,297	140	75,816
Network revenues	4	—	766	901	—	1,671
Indihome revenues	—	19,827	2,387	—	—	22,214
Other services
Manage service and terminal	—	—	1,292	1	—	1,293
Call center service	—	—	775	70	—	845
E-health	—	—	549	—	—	549
E-payment	—	—	475	—	24	499
Sales of peripherals	—	—	0	—	0	0
Others	—	51	1,189	393	354	1,987
Total other services	—	51	4,280	464	378	5,173
Total revenues from contract with customer	83,720	21,005	17,716	11,211	518	134,170
Revenues from lessor transactions	—	—	—	2,277	—	2,277
Total revenues	83,720	21,005	17,716	13,488	518	136,447
Adjustments and eliminations	—	(48)	13	13	(299)
Total external revenues as reported in note operating segment	83,720	20,957	17,729	13,501	219

						Consolidated
2021	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	14,664	—	—	73	—	14,737
Fixed lines	—	896	649	185	—	1,730
Total telephone revenues	14,664	896	649	258	—	16,467
Interconnection revenues	368	—	—	7,419	—	7,787
Data, internet, and information technology service revenues
Cellular data and internet	64,500	—	—	—	—	64,500
Internet, data communication, and information technology services	—	240	7,976	2,056	—	10,272
SMS	4,728	—	26	—	—	4,754
Others	—	—	1,596	922	180	2,698
Total data, internet, and information technology service revenues	69,228	240	9,598	2,978	180	82,224
Network revenues	4	—	1,087	789	—	1,880
Indihome revenues	—	23,720	2,605	—	—	26,325
Other services
Manage service and terminal	—	—	2,047	1	—	2,048
Call center service	—	—	1,012	69	—	1,081
E-health	—	—	640	—	—	640
E-payment	3	—	459	—	25	487
Sales of peripherals	—	—	0	—	—	0
Others	—	72	1,036	325	426	1,859
Total other services	3	72	5,194	395	451	6,115
Total revenues from contract with customer	84,267	24,928	19,133	11,839	631	140,798
Revenues from lessor transactions	—	—	—	2,412	—	2,412
Total revenues	84,267	24,928	19,133	14,251	631	143,210
Adjustments and eliminations	—	2	8	4	(426)
Total external revenues as reported in note operating segment	84,267	24,930	19,141	14,255	205